Stock-based Compensation - Summary of Fair Value of Each Option Grant Estimated Using Black-Scholes Option-pricing Model (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Expected term (years)					3 years
Common stock (price per share)		$ 64.96			$ 64.96
Expected volatility	[1]	49.30%		44.60%	44.60%
Expected volatility	[1]	51.90%		49.30%	49.30%
Risk-free interest rate	[2]	0.40%			1.60%
Risk-free interest rate	[2]	1.80%			1.90%
Dividend yield	[3]	0.00%			0.00%	[4]
Minimum [Member]
Expected term (years)	[5]	5 years 11 months 15 days	5 years 3 months 7 days		5 years 3 months 7 days
Common stock (price per share)		$ 22.80			$ 17.38
Maximum [Member]
Expected term (years)	[5]	6 years 7 days	6 years 7 days		6 years 7 days
Common stock (price per share)		$ 76.93			$ 22.80

[1]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ report volatilities.
[2]	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
[3]	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.
[4]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
[5]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.